Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash used in operating activities	¥ (463,926)	$ (67,263)	¥ (1,506,692)	¥ (522,988)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(8,931)	(1,296)	(117,603)	(89,504)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters				2,051,695
Payment of the IPO issuance cost			(9,556)	(18,469)
Proceeds from exercise of share options	91	13	10,508	195
Repurchase and cancellation of vested options				(528)
Repurchase of ordinary shares	(33,948)	(4,922)
Proceeds from the issuance of Series F convertible redeemable preferred shares				849,528
Net cash generated from (used in) financing activities	(33,857)	(4,909)	952	2,797,421
Effect of exchange rate changes	43,942	6,372	(30,891)	(38,499)
Net increase (decrease) in cash and cash equivalents and restricted cash	(462,772)	(67,096)	(1,654,234)	2,146,430
Cash, cash equivalents and restricted cash at beginning of the year	1,180,898	171,214	2,835,132	688,702
Cash, cash equivalents and restricted cash at end of the year	718,126	104,118	1,180,898	2,835,132
Parent Company
Net cash used in operating activities	(23,206)	(3,365)	(3,979)	(4,214)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in subsidiaries	(63,328)	(9,182)	(1,478,469)	(1,024,607)
Loans to Group companies	(55,184)	(8,001)
Net cash used in investing activities	(118,512)	(17,183)	(1,478,469)	(1,024,607)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters				2,051,695
Payment of the IPO issuance cost			(5,603)	(18,469)
Borrowings under loan from Group companies	29,781	4,318
Proceeds from exercise of share options	91	13	10,508
Repurchase and cancellation of vested options				(528)
Repurchase of ordinary shares	(33,948)	(4,922)
Proceeds from the issuance of Series F convertible redeemable preferred shares				849,528
Net cash generated from (used in) financing activities	(4,076)	(591)	4,905	2,882,226
Effect of exchange rate changes	41,473	6,013	(33,517)	(35,401)
Net increase (decrease) in cash and cash equivalents and restricted cash	(104,321)	(15,126)	(1,511,060)	1,818,004
Cash, cash equivalents and restricted cash at beginning of the year	597,522	86,633	2,108,582	290,578
Cash, cash equivalents and restricted cash at end of the year	¥ 493,201	$ 71,507	¥ 597,522	¥ 2,108,582